MFS(R)/SUNLIFE SERIES TRUST

                              Mid Cap Growth Series

     Supplement to the Current Statement of Additional Information - Part I

Effective Immediately, the sub-heading entitled "Appendix D - Other Accounts", under the section entitled "Portfolio Manager(s)" is hereby restated as follows:

Other Accounts. In addition to the Fund, each Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of October 31, 2007 were as follows:

------------------ ------------------------------- ------------------------------- --------------------------
                       Registered Investment          Other Pooled Investment
                             Companies                        Vehicles                  Other Accounts
------------------ ------------------------------- ------------------------------- --------------------------
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------
      Name          Number of     Total Assets*     Number of     Total Assets     Number of   Total Assets
                    Accounts*                       Accounts                        Accounts
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------
Matthew Krummell        4         $2.7 billion          1        $314.9 million        2       $27.3 million
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------
Eric Weigel             3         $1.6 billion          1        $314.9 million        1       $10.0 million
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------

----------------

* Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


                The date of this Supplement is December 1, 2007.